Basis of Presentation and Significant Accounting Policies - Shipping and Handling Fees and Costs (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Costs of revenue	$ 19,931	$ 20,858	$ 85,909	$ 83,436
Shipping and Handling [Member]
Costs of revenue			800	900
Service [Member]
Costs of revenue	18,194	19,261	79,068	76,391
Product [Member]
Costs of revenue	$ 1,737	$ 1,597	$ 6,841	$ 7,045